Long-Term Debt (Details 3) (Notes due 2018, USD $)			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2013	Aug. 31, 2010	May 31, 2013 Prior to September 1, 2014	Feb. 28, 2013 Prior to September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2014	Feb. 28, 2013 Twelve-month period beginning September 1, 2014	May 31, 2013 Twelve-month period beginning September 1, 2015	Feb. 28, 2013 Twelve-month period beginning September 1, 2015	May 31, 2013 Twelve-month period beginning September 1, 2016 and thereafter	Feb. 28, 2013 Twelve-month period beginning September 1, 2016 and thereafter	May 31, 2013 Prior to September 1, 2013	Feb. 28, 2013 Prior to September 1, 2013	May 31, 2013 Maximum Prior to September 1, 2013	Feb. 28, 2013 Maximum Prior to September 1, 2013
Long-Term Debt
Face amount of debt	$ 250,000,000	$ 250,000,000
Redemption price of debt instrument as a percentage of principal amount			100.00%	100.00%	105.50%	105.50%	102.75%	102.75%	100.00%	100.00%
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings													35.00%	35.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings											111.00%	111.00%
Redemption price as a percentage of principal amount, as a result of change of control											101.00%	101.00%